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                                                           OMB APPROVAL
                                                    --------------------------
                                                    OMB Number:   3235-0006
                    UNITED STATES                   Expires: October 31, 2003
         SECURITIES AND EXCHANGE COMMISSION         Estimated average burden
               Washington, D.C. 20549               hours per response...23.5
                                                    --------------------------
                      FORM 13F                              SEC USE ONLY
                                                    --------------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the calendar Year or Quarter Ended December 31, 2002.
--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here:           [ ]

TD Waterhouse Asset Management, Inc.
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Name of Institutional Investment Manager

100 Wall Street     New York                New York                      10005
--------------------------------------------------------------------------------
Business Address    (Street)        (City)    (State)                     (Zip)

Michele R. Teichner,  (212) 908-7537,           Senior Vice President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
--------------------------------------------------------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
        ---------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents all that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities and Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 7th day of February, 2003.


This is a 13F holdings report.      TD Waterhouse Asset Management, Inc.
                                    --------------------------------------------
                                    (Name of Institutional Investment Manager)

                                     /s/ Michele R. Teichner
                                    --------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                     to submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                        13F File No.: Name:                 13F File No.:
--------------------------   ---------------------------------- ------------
1                                          6
--------------------------   ------------  -------------------- ------------
2                                          7
--------------------------   ------------  -------------------- ------------
3                                          8
--------------------------   ------------  -------------------- ------------
4                                          9
--------------------------   ------------  -------------------- ------------
5                                          10
--------------------------   ------------  -------------------- ------------

                                                               SEC 1685 (5/91)

                               Form 13F

Page 1  of 2                  Name of reporting Manager _______________________

    ITEM 1                  ITEM 2            ITEM 3        ITEM 4         ITEM 5         ITEM 6     ITEM 7       ITEM 8

                                                                                                     MANAGERS     VOTING
                                                                          SHARES OF      INVESTMENT    SEE       AUTHORITY
                                               CUSIP       FAIR MARKET    PRINCIPAL      DISCRETION  INSTR. V     (SHARES)
NAME OF ISSUER               TITLE OF CLASS    NUMBER         VALUE         AMOUNT        (A)SOLE      N.A.       (A)SOLE
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
3M CO                               COM        88579Y101    13,367          108,410 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES                 COM          2824100       318            7,950 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
ALCOA INC                           COM         13817101     2,424          106,410 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO                 COM         25816109     3,990          112,860 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN INTERNATIONAL              COM         26874107       412           12,826 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
AMGEN INC.                          COM         31162100       305            6,306 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
ANHEUSER-BUSCH COS INC              COM         35229103       215            4,450 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
AOL TIME WARNER                     COM        00184A105       287           21,925 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
AT&T CORP                           COM          1957109     2,778          106,410 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
AT&T WIRELESS SERVICES              COM        00209A106        78           13,864 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA                     COM         60505104       515            7,400 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
BANK ONE CORP                       COM        06423A103       217            5,950 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
BELLSOUTH CORP                      COM         79860102       247            9,550 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY                 CL A         84670108       437                6 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
BOEING CO                           COM         97023105     3,510          106,410 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB                COM        110122108       223            9,650 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
CATERPILLAR INC                     COM        149123101     4,865          106,410 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
CHEVERONTEXACO CORP                 COM         16676410       352            5,293 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS                       COM        17275R102       470           35,900 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                       COM        172967101     4,619          131,250 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
COCA-COLA COMPANY                   COM        191216100     5,198          118,610 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
COMCAST CORP                       CL A        20030N101       266           11,265 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER CORP                  COM        247025109       341           12,750 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
DIAMONDS TR                     UNIT SER 1     252787106     1,153          106,410 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
DUPONT E I DE NEMOURS               COM        263534109     4,728          111,510 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK COMPANY               COM        277461109     3,729          106,410 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
EMC CORP                           CL A        268648102        62           10,050 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORPORATION             COM        30231G102     4,878          139,610 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
FANNIE MAE                          COM        313586109       322            5,000 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
FREDDIE MAC                         COM        313400301       207            3,500 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO                 COM        369604103     3,781          155,260 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
GENERAL MOTORS CORP                 COM        370442105     3,922          106,410 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO                  COM        428236103     2,118          122,014 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
HOME DEPOT                          COM        437076102     2,832          118,160 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------

                                   Page 1 of 2


                               Form 13F

Page 2  of 2                  Name of reporting Manager _______________________

    ITEM 1                  ITEM 2            ITEM 3        ITEM 4         ITEM 5         ITEM 6     ITEM 7       ITEM 8

                                                                                                     MANAGERS     VOTING
                                                                          SHARES OF      INVESTMENT    SEE       AUTHORITY
                                               CUSIP       FAIR MARKET    PRINCIPAL      DISCRETION  INSTR. V     (SHARES)
NAME OF ISSUER               TITLE OF CLASS    NUMBER         VALUE         AMOUNT        (A)SOLE      N.A.       (A)SOLE
-----------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC                  COM        438516106     2,554          106,410 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
INTEL CORP                          COM        458140100     2,166          139,110 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
IBM CORPORATION                     COM        459200101     8,894          114,760 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL PAPER CO              COM        460146103     3,721          106,410 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
ISHARES                        GS CORP BD FD   464287242       614            5,600 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
JDS UNIPHASE                        COM        46612J101        26           10,350 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON                   COM        478160104     6,502          121,055 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
LILLY (ELI) & CO                    COM        532457108       352            5,550 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES                 COM        549463107        16           12,600 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
MCDONALD'S CORP                     COM        580135101     1,711          106,410 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC.                      COM        585055106       273            6,000 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
MERCK & CO                          COM        589331107     6,650          117,460 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                      COM        594918104     6,876          133,010 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
MORGAN J.P. & COMPANY               COM        616880100     2,778          115,750 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                         COM        68389X105       288           26,700 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
PEPSICO INC                         COM        713448108       370            8,760 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
PFIZER INC.                         COM        717081103       929           30,400 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
PHARMACIA CORP                      COM        71713U102       265            6,350 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS COS INC               COM        718154107     4,735          116,810 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO                 COM        742718109     9,695          112,810 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC.             COM        78387G103     3,328          122,760 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC                COM        866810104        41           13,250 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                    COM NEW      902973304       207            9,748 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
UNITED PARCEL SERVICES              COM        911312106       338            5,360 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
UNITED TECHNOLOGIES CORP            COM        913017109     6,591          106,410 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS              COM        92343V104       519           13,400 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
VIACOM INC                         CL B        925524308       355            8,700 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP 2ND NEW               COM        929903102       259            7,100 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
WAL-MART STORES INC                 COM        931142103     6,480          128,260 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
WALT DISNEY CO                  COM Disney     254687106     1,736          106,410 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO CO                      COM        949746101       391            8,350 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------
WYETH                               COM        983024100       232            6,200 sh      Sole         N/A       Sole
-----------------------------------------------------------------------------------------------------------------------------

                                                              -------------
                                                                   153,058
                                                              =============



                                   Page 2 of 2